DEBT - Schedule of Long-term & Short-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Total long-term debt and short-term debt	$ 1,061,084	$ 1,138,302
Less: current portion of long-term debt and short-term debt	(194,413)	(180,065)
Long-term debt	866,671	958,237
Deferred finance charges	$ 5,563	$ 6,186